Schedule of Restricted Stock Activity (Details) shares in Thousands	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of Awards, Outstanding | shares
Weighted Average Grant Date Fair Value, Outstanding | $ / shares
Number of Awards, Granted | shares	52
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 3,480
Number of Awards, Cancelled/Forfeited | shares
Weighted Average Grant Date Fair Value, Cancelled/Forfeited | $ / shares
Number of Awards, Vested | shares	(52)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ (3,480)
Number of Awards, Outstanding | shares
Weighted Average Grant Date Fair Value, Outstanding | $ / shares